Business Acquisition - Summary of Purchase Price Allocation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	May 03, 2016
Intangible assets
Goodwill	$ 29,459	$ 29,392
Trademarks and domain names | Minimum
Intangible assets
Amortization period	10 years
Trademarks and domain names | Maximum
Intangible assets
Amortization period	11 years
Copyrights | Minimum
Intangible assets
Amortization period	5 years
Copyrights | Maximum
Intangible assets
Amortization period	7 years
Computer Software | Minimum
Intangible assets
Amortization period	3 years
Computer Software | Maximum
Intangible assets
Amortization period	5 years
Xiamen NetinNet
Business Acquisition [Line Items]
Cash		2,783
Other current assets		2,236
Property, plant and equipment		$ 1,516
Amortization period		40 years
Intangible assets
Goodwill		$ 22,921	$ 22,921
Other current liabilities		(197)
Deferred tax liabilities		(1,918)
Noncontrolling interest		(6,533)
Total		32,666
Xiamen NetinNet | Trademarks and domain names
Intangible assets
Intangible assets		$ 1,649
Amortization period		10 years
Xiamen NetinNet | Copyrights
Intangible assets
Intangible assets		$ 9,507
Xiamen NetinNet | Copyrights | Minimum
Intangible assets
Amortization period		6 years
Xiamen NetinNet | Copyrights | Maximum
Intangible assets
Amortization period		7 years
Xiamen NetinNet | Computer Software
Intangible assets
Intangible assets		$ 178
Amortization period		10 years
Xiamen NetinNet | Others
Intangible assets
Intangible assets		$ 524
Amortization period		7 years